Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$2.00	72,000	9.00	$2.00	36,500	9.00
$4.00	337,000	8.00	$4.00	337,000	8.00
$8.60	16,000	5.19	$8.60	16,000	5.19
$10.00	40	3.89	$10.00	40	3.89
$12.10	30,000	5.35	$12.10	30,000	5.35
$12.50	81,700	5.42	$12.50	67,278	5.42
$13.45	2,000	5.47	$13.45	1,000	5.47
$13.50	12,000	5.49	$13.50	10,562	5.49
$17.50	100,000	4.11	$17.50	100,000	4.11
$32.00	15,000	1.54	$32.00	15,000	1.54
$34.50	5,000	1.57	$34.50	5,000	1.57
	670,740			618,380

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

	Shares	Weighted Average Grant Date Share Price
Restricted stock awards unvested at December 31, 2017	1,250	$1.02
Granted	63,137	1.36
Vested	(64,387)	1.30
Restricted stock awards unvested at December 31, 2018	—	—
Granted	145,700	$1.42
Vested	(145,700)	$1.42
Restricted stock awards unvested at December 31, 2019	—	—

Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance at December 31, 2017	561,740	$7.32	5.65
Options granted	57,000	4.00
Options forfeited	(20,000)	4.00
Balance at December 31, 2018	598,740	$6.76	5.87
Options granted	72,000	2.00
Options forfeited	—	—
Balance at December 31, 2019	670,740	$5.57	6.27

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	2019	2018
Risk-free interest rate	2.38%	2.38%
Expected volatility	100%	100%
Expected forfeiture rate	—%	—%
Expected term (years)	6	6
Expected dividend yield	—%	—%